Exhibit 99.1

AMC Loan ID	Servicer Loan ID	Loan Data 1	Loan Data 2	Last Name	Current Loan Status	Performing Under	Status Date	Reason for Delinquency
200985074		2016-11-01			Performing	Regular Payments	08/31/2016	N/A
200985075		2016-09-01			Performing	Regular Payments	08/31/2016	N/A
200985076		2016-09-01			Performing	Performing under Modification	08/31/2016	N/A
200985078		2016-09-01			Performing	Regular Payments	08/31/2016	N/A
200985079		2016-09-01			Performing	Regular Payments	08/31/2016	N/A
200985080		2016-09-01			Performing	Regular Payments	08/31/2016	N/A
200985081		2016-09-01			Performing	Regular Payments	08/31/2016	N/A
200985083		2016-09-01			Performing		08/31/2016	N/A
200985085		2016-09-01			Performing		08/31/2016	N/A
200985086		2016-09-01			Performing	Regular Payments	08/31/2016	N/A
200985087		2016-09-01			Performing	Regular Payments	08/31/2016	N/A
200985089		2016-09-01			Performing	Regular Payments	08/31/2016	N/A
200985090		2016-09-01			Performing	Regular Payments	08/31/2016	N/A
200985091		2016-09-01			Performing	Regular Payments	08/31/2016	N/A
200985093		2016-09-01			Performing	Regular Payments	08/31/2016	N/A
200985094		2016-09-01			Performing	Regular Payments	08/31/2016	N/A
200985095		2016-09-01			Performing	Regular Payments	08/31/2016	N/A
200985096		2016-09-01			Performing	Regular Payments	08/31/2016	N/A
200985097		2016-09-01			Performing	Regular Payments	08/31/2016	N/A

Delinquency Status	Current Lien Position	Last Action Date per Servicer	Current Occupancy	First Vacancy Date	Property Type (NPL)	Property Condition	Next Due Date	Collection Comments In File
0	1	08/19/2016	UTD		UTD	UTD		Yes
0	1	08/31/2016	Tenant Occupied		UTD	UTD		Yes
0	1	08/17/2015	UTD		UTD	UTD		Yes
0	1	09/12/2016	UTD		UTD	UTD		Yes
0	1	07/08/2015	UTD		UTD	UTD		Yes
0	1	12/02/2015	UTD		UTD	UTD		Yes
0	1	07/13/2016	UTD		UTD	UTD		Yes
0	1	07/13/2016	UTD		UTD	UTD		Yes
0	1	02/05/2016	UTD		UTD	UTD		Yes
0	1	03/16/2016	UTD		UTD	UTD		Yes
0	1	10/06/2015	UTD		UTD	UTD		Yes
0	1	09/08/2015	UTD		UTD	UTD		Yes
0	1	08/12/2015	UTD		UTD	UTD		Yes
0	1	05/02/2016	UTD		UTD	UTD		Yes
0	1	08/31/2016	UTD		UTD	UTD		Yes
0	1	09/21/2015	UTD		UTD	UTD		Yes
0	1	01/11/2016	UTD		UTD	UTD		Yes
0	1	08/11/2016	UTD		UTD	UTD		Yes
0	1	06/02/2016	UTD		UTD	UTD		Yes

Incomplete Collection Comments Note	Missing Comments 1 Start Date	Missing Comments 1 End Date	Missing Comments 2 Start Date	Missing Comments 2 End Date	Pay History in File	Incomplete Pay History Note	Missing Pay History 1 Start Date	Missing Pay History 1 End Date
N/A
N/A
N/A
N/A
N/A
N/A
N/A
N/A
N/A
N/A
N/A
N/A
N/A
N/A
N/A
N/A
N/A
N/A
N/A

Missing Pay History 2 Start Date	Missing Pay History 2 End Date	Last Borrower Contact Date	Servicer Contact Attempts	Evidence Of Skip Tracing	Last Skip Trace Date	Skip Trace Results	Borrower Contact Comments	No Borrower Contact Evident	Willingness To Repay	Ability To Repay
		04/21/2016	Ongoing dialogue with borrower				Mortgagor requested information on recast. Client advised recast modifications are not approved and if the loan is adjustable it will recast at the next arm.	No
				N/A				Yes
		07/23/2015	Ongoing dialogue with borrower				Payment Dispute - borrower advised made payment to prior servicer and the payment needs to be found.	No
		03/07/2016	Not attempting to contact the borrower				Borrower stated she had trouble making phone payment as she could not verify mailing zip code.	No
			Not attempting to contact the borrower	N/A				Yes
		12/02/2015	Ongoing dialogue with borrower				Borrower called to make a payment.	No
		07/13/2016	Ongoing dialogue with borrower				Servicer spoke to individual who claimed to be the borrower. Individual did not complete verification process and would no longer respond to repeated requests. Servicer advised they would end the call and ended the call.	No
		05/16/2016	Ongoing dialogue with borrower				Borrower advised RFD was tenants not paying. Borrower also requested information payment increase and was advised taxes and hazard insurance had increased.	No
		10/22/2015	Not attempting to contact the borrower				Authorized third party wasn’t aware payment was not made and would speak with spouse and follow up. No additional contact information.	No
		03/03/2016	Not attempting to contact the borrower				Borrower called to say payment was on it’s way,	No
			Not attempting to contact the borrower	N/A				Yes
		09/08/2015	Not attempting to contact the borrower				Borrower called in about payment due date.	No
		08/12/2015	Not attempting to contact the borrower				Borrower setup recurring payments.	No
		05/02/2016	Not attempting to contact the borrower				Borrower called in payment.	No
			Not attempting to contact the borrower	N/A				Yes
			Not attempting to contact the borrower	N/A				Yes
			Not attempting to contact the borrower	N/A				Yes
		08/11/2016	Ongoing dialogue with borrower				Servicer spoke with authorized third party who helped make a payment to the account.	No
			Not attempting to contact the borrower	N/A				Yes

Delinquency Prognosis	Likelihood of Loan Reperforming	Likelihood of Future Delinquency	Primary Exit Strategy	Sub Exit Strategy	Loss Mitigation Activity - Forbearance	Loss Mitigation Activity - Short Sale	Loss Mitigation Activity - Deed in Lieu	Loss Mitigation Activity - HAMP	Foreclosure in File
N/A		Weak			No	No	No	No	No
N/A		Weak			No	No	No	No	No
N/A		Moderate			No	No	No	No	No
N/A		Weak			No	No	No	No	No
N/A		Weak			No	No	No	No	No
N/A		Weak			No	No	No	No	No
N/A		Weak			No	No	No	No	No
N/A		Weak			No	No	No	No	No
N/A		Weak			No	No	No	No	No
N/A		Weak			No	No	No	No	No
N/A		Weak			No	No	No	No	No
N/A		Weak			No	No	No	No	No
N/A		Weak			No	No	No	No	No
N/A		Weak			No	No	No	No	No
N/A		Weak			No	No	No	No	No
N/A		Weak			No	No	No	No	No
N/A		Weak			No	No	No	No	No
N/A		Weak			No	No	No	No	No
N/A		Weak			No	No	No	No	No

Bankruptcy In File	Active SCRA	Evidence Of Litigation	Fraud Indicated	Deceased Borrower(s)	Property Damaged	Property Listed	Property Under Contract	Reo Noted	Eviction Requested	Title Issue	Updated Bpo In File	Delinquent Taxes
No	No	No	No	No	No	No	No	No	No	No	No	No
No	No	No	No	No	No	No	No	No	No	No	No	No
No	No	No	No	No	No	No	No	No	No	No	No	No
No	No	No	No	No	No	No	No	No	No	No	No	No
No	No	No	No	No	No	No	No	No	No	No	No	No
No	No	No	No	No	No	No	No	No	No	No	No	No
No	No	No	No	No	No	No	No	No	No	No	No	No
No	No	No	No	No	No	No	No	No	No	No	No	No
No	No	No	No	No	No	No	No	No	No	No	No	No
No	No	No	No	No	No	No	No	No	No	No	No	No
No	No	No	No	No	No	No	No	No	No	No	No	No
No	No	No	No	No	No	No	No	No	No	No	No	No
No	No	No	No	No	No	No	No	No	No	No	No	No
No	No	No	No	No	No	No	No	No	No	No	No	No
No	No	No	No	No	No	No	No	No	No	No	No	No
No	No	No	No	No	No	No	No	No	No	No	No	No
No	No	No	No	No	No	No	No	No	No	No	No	No
No	No	No	No	No	No	No	No	No	No	No	No	No
No	No	No	No	No	No	No	No	No	No	No	No	No

Programs/Options Discussed With Borrower	Program/Option	Most Recent Date Options Discussed	Borrower Reject Options	Borrower’s Intention	Modification	Mod Date	Mod Original Interest Rate	Mod Maturity Date	# of Modifications Completed	Mod Status
No				Retention	No
				Non-Retention	No
No				Retention	Yes				0
No				Retention	No
				Non-Retention	No
No				Retention	No
No				Retention	No
No				Retention	No
No				UTD	No
No				Retention	No
				Non-Retention	No
No				Retention	No
No				Retention	No
No				Retention	No
				Non-Retention	No
				Non-Retention	No
				Non-Retention	No
No				Retention	No
				Non-Retention	No

Mod Denied Reason	Mod Type Description	Mod Principal Balance	Mod Payment Frequency	Mod Original Term	Mod Amount Capitalized	Mod Deferred Balance incl PRA	Mod Interest Deferred	Mod Principal Forgiven	Mod Months Extended	Mod Comments

Forbearance Status	Forbearance Type	Forbearance Start Date	Forbearance End Date	Forbearance Monthly Plan Amount	Forbearance Due Date	Forbearance Total Months for Plan	Forbearance Comments	Deed In Lieu Status	Deed In Lieu Comments	Short Sale Status

Short Sale Date Offered	Short Sale Contract Received	Short Sale Contract Date	Short Sale Amount Offered	Short Sale Estimated Closing Date	Short Sale Comments	HAMP Solicited	HAMP Comments	Current Foreclosure Status

Foreclosure Delay/ Obstruction Start Date	Foreclosure Reason For Delay/ Obstruction	Foreclosure - Reason For Delay Obstruction - Other	Foreclosure Issues with Proof Of Standing	Foreclosure Last Step Completed	Foreclosure Last Step Date	Projected Foreclosure Step

Foreclosure Projected Step Date	Foreclosure Attorney	Foreclosure Attorney Phone	Foreclosure Referral to Attorney Date	Foreclosure First Legal Date	Scheduled Foreclosure Sale Date	Foreclosure Sale Date	Foreclosure Contested?	Foreclosure - Is Borrower Represented by an Attorney

Foreclosure Comments	Current Bankruptcy Status	Bankruptcy Chapter	Bankruptcy Case Number	Bankruptcy Filing Date	Bankruptcy Attorney	Bankruptcy Attorney Phone	Bankruptcy Dismissed Date	Bankruptcy Discharged Date	Bankruptcy Pre- Petition Payment Due Date

Bankruptcy Post-Petition Due Date	Bankruptcy Proof of Claim Filed?	Bankruptcy Proof of Claim Filing Date	Bankruptcy Proof of Claim Original Amount	Bankruptcy Arrearage Amount	Bankruptcy Motion for Relief Filed?	Bankruptcy Evidence of Reaffirmation?

Bankruptcy Prior Bankruptcy Resolution Date	Bankruptcy Comments	SCRA - Active Duty Start Date	SCRA - Active Duty End Date	SCRA Comments	Litigation Type	Litigation Summary	Fraud Type	Investigation Resolved?	Fraud Resolution Summary

Fraud - Possible Misrepresentation?	Fraud Comments	Trustee Of Property Noted?	Trustee Intention of Property	Damage Noted	Damage Type	Repair Status	Environmental Issues?	Environmental Issues Description	FEMA Disaster Area?

Current REO Status	REO Listed Price	REO Listed Date	REO Delay?	REO Delay Reason	REO Investor Property Intention	Listing Date	Listing Amount	Listing Agent	Listing Agent Phone	Listing Comments	Contract Executed?

Contract Execution Date	Closing Scheduled?	Closing Scheduled Date	Contract Amount	Contract Comments	Eviction Start Date	Eviction Contested	Eviction Contested Start Date	Eviction Completion Date	Title Claim Status	Title Claim Filed Date

Title Issue Resolution Date	Title Issue Resolution Description	Title Company	Title Issue Comments	BPO - Appraised Value	Delinquent Taxes - Delinquency Amount	Delinquent Taxes - Delinquency Due Date

Delinquent Taxes - Comments	Auto Comments	Supplemental Comments	Loan Grade	Loan Grade Comments

LOAN STATUS: The current loan status is Performing. PAY HISTORY:

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 04/21/2016. Mortgagor requested information on recast. Client advised recast modifications are not approved and if the loan is adjustable it will recast at the next arm. REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

MODIFICATION: There is no evidence of current or prior modification.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

EXIT STRATEGY:

ADDITIONAL INFORMATION: N/A

LOAN STATUS: The current loan status is Performing. PAY HISTORY:

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

MODIFICATION: There is no evidence of current or prior modification.

LITIGATION: There is no evidence of litigation on the file. TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is tenant occupied.

EXIT STRATEGY:

ADDITIONAL INFORMATION: N/A

LOAN STATUS: The current loan status is Performing. PAY HISTORY:

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 07/23/2015. Payment Dispute - borrower advised made payment to prior servicer and the payment needs to be found.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

MODIFICATION:

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

EXIT STRATEGY:

ADDITIONAL INFORMATION: Loan was due for 9/1/2016 as of the review cutoff date. Comments in the file indicate this loan is delinquent.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY:

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 03/07/2016. Borrower stated she had trouble making phone payment as she could not verify mailing zip code.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

MODIFICATION: There is no evidence of current or prior modification.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

EXIT STRATEGY:

ADDITIONAL INFORMATION: N/A

LOAN STATUS: The current loan status is Performing.

PAY HISTORY:

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

MODIFICATION: There is no evidence of current or prior modification.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

EXIT STRATEGY:

ADDITIONAL INFORMATION: Limited comments available. Last comment date is 07/08/2015. Loan is performing.

LOAN STATUS: The current loan status is Performing. PAY HISTORY:

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/02/2015. Borrower called to make a payment.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

MODIFICATION: There is no evidence of current or prior modification.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

EXIT STRATEGY:

ADDITIONAL INFORMATION: N/A

LOAN STATUS: The current loan status is Performing.

PAY HISTORY:

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 07/13/2016. Servicer spoke to individual who claimed to be the borrower. Individual did not complete verification process and would no longer respond to repeated requests. Servicer advised they would end the call and ended the call.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

MODIFICATION: There is no evidence of current or prior modification.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

EXIT STRATEGY:

ADDITIONAL INFORMATION: N/A

LOAN STATUS: The current loan status is Performing.

PAY HISTORY:

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 05/16/2016. Borrower advised RFD was tenants not paying. Borrower also requested information payment increase and was advised taxes and hazard insurance had increased.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

MODIFICATION: There is no evidence of current or prior modification.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

EXIT STRATEGY:

ADDITIONAL INFORMATION: N/A

LOAN STATUS: The current loan status is Performing. PAY HISTORY:

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 10/22/2015. Authorized third party wasn’t aware payment was not made and would speak with spouse and follow up. No additional contact information.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

MODIFICATION: There is no evidence of current or prior modification.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

EXIT STRATEGY:

ADDITIONAL INFORMATION: N/A

LOAN STATUS: The current loan status is Performing.

PAY HISTORY:

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 03/03/2016. Borrower called to say payment was on it’s way,

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

MODIFICATION: There is no evidence of current or prior modification.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

EXIT STRATEGY:

ADDITIONAL INFORMATION: N/A

LOAN STATUS: The current loan status is Performing.

PAY HISTORY:

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

MODIFICATION: There is no evidence of current or prior modification.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues. PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

EXIT STRATEGY:

ADDITIONAL INFORMATION: N/A

LOAN STATUS: The current loan status is Performing.

PAY HISTORY:

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 09/08/2015. Borrower called in about payment due date.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

MODIFICATION: There is no evidence of current or prior modification.

LITIGATION: There is no evidence of litigation on the file. TITLE ISSUES: There is no evidence of title issues. PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

EXIT STRATEGY:

ADDITIONAL INFORMATION: N/A

LOAN STATUS: The current loan status is Performing. PAY HISTORY:

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 08/12/2015. Borrower setup recurring payments.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

MODIFICATION: There is no evidence of current or prior modification.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

EXIT STRATEGY:

ADDITIONAL INFORMATION: N/A

LOAN STATUS: The current loan status is Performing. PAY HISTORY:

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 05/02/2016. Borrower called in payment.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

MODIFICATION: There is no evidence of current or prior modification.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

EXIT STRATEGY:

ADDITIONAL INFORMATION: N/A

LOAN STATUS: The current loan status is Performing. PAY HISTORY:

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

MODIFICATION: There is no evidence of current or prior modification.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

EXIT STRATEGY:

ADDITIONAL INFORMATION: N/A

LOAN STATUS: The current loan status is Performing. PAY HISTORY:

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

MODIFICATION: There is no evidence of current or prior modification.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

EXIT STRATEGY:

ADDITIONAL INFORMATION: N/A

LOAN STATUS: The current loan status is Performing. PAY HISTORY:

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

MODIFICATION: There is no evidence of current or prior modification.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

EXIT STRATEGY:

ADDITIONAL INFORMATION: N/A

LOAN STATUS: The current loan status is Performing.

PAY HISTORY:

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 08/11/2016. Servicer spoke with authorized third party who helped make a payment to the account.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

MODIFICATION: There is no evidence of current or prior modification.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

EXIT STRATEGY:

ADDITIONAL INFORMATION: N/A

LOAN STATUS: The current loan status is Performing. PAY HISTORY:

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

MODIFICATION: There is no evidence of current or prior modification.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues. PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

EXIT STRATEGY:

ADDITIONAL INFORMATION: N/A